Repurchase Agreements	12 Months Ended
Dec. 31, 2020
Repurchase Agreements [Abstract]
Repurchase Agreements
7.	Repurchase Agreements
Repurchase agreements are treated as collateralized financing transactions and are carried at their contractual amounts, including accrued interest, as specified in the respective agreements. Although structured as a sale and repurchase obligation, a repurchase agreement operates as a financing under which securities are pledged as collateral to secure a short-term loan equal in value to a specified percentage of the market value of the pledged collateral. While used as collateral, the Company retains beneficial ownership of the pledged collateral, including the right to distributions. At the maturity of a repurchase agreement, the Company is required to repay the loan and concurrently receive the pledged collateral from the lender or, with the consent of the lender, renew such agreement at the then prevailing financing rate. The Company’s repurchase agreements typically have terms of one month to six months at inception.
The carrying amount of the Company’s repurchase agreements approximates fair value due to their short-term maturities and floating rate coupons. Interest rates on these borrowings are determined based on prevailing rates corresponding to the terms of the borrowings, and interest is paid at the termination of the borrowing at which time the Company may enter into a new borrowing arrangement at prevailing market rates with the same counterparty or repay that counterparty and negotiate financing with a different counterparty.
The fair value of financial instruments pledged as collateral on the Company’s repurchase agreements disclosed in the tables below represent the Company’s fair value of such instruments, which may differ from the fair value assigned to the collateral by its counterparties.
For financial statement purposes, the Company does not offset its repurchase agreements and securities lending transactions because the conditions for netting as specified by GAAP are not met. Although not offset on the Company’s Consolidated Balance Sheets, these transactions are included in the following tables ($ in thousands):

	Weighted Average Maturity Date	Weighted Average Coupon	December 31, 2020
Security Interest			Collateral Assets (1)	Outstanding Balance
RMBS	3/17/2021	1.93%	$155,538	$105,804
CMBS	1/6/2021	2.10%	2,867	2,450

			$158,405	$108,254

	Weighted Average Coupon	December 31, 2019
Security Interest		Collateral Assets (1)	Outstanding Balance
RMBS	2.62%	$89,784	$74,876
CLO	4.71%	7,962	6,159

		$97,746	$81,035

(1)	Represents the fair value of the Company’s investments in real estate-related securities.
Interest paid on the Company’s repurchase agreements for the years ended December 31, 2020 and 2019 was $3.4 million and $3.1 million, respectively.